CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Reconciliation of net loss to net cash provided by (used in) operating activities:
Net loss	$ (1,379,043)	$ (9,606,314)
Stock option compensation to employees and consultants	2,676,309	3,149,799
Common stock issued to consultants	46,100	84,698
Amortization of patents	325,291	314,453
Accretion of interest on patent acquisition obligations to interest expense	451,906	385,770
Loss on acquisition of common stock and warrants to purchase common stock	$ 101,280
Change in value of derivative liability		592,945
Loss on extinguishment of debt		2,699,022
Accrued interest reversed on conversion of convertible debenture		173,833
Amortization of convertible debenture discount charge to interest expense		634,267
Impairment in value of investment in Videocon Industries Limited GDR’s		62,825
Common stock issued to pay interest on convertible debentures		61,778
Common stock issued to acquire patent license		16,400
Other	$ 23,195	38,225
Change in operating assets and liabilities:
Accounts receivable	400,000	(225,000)
Prepaid expenses and other current assets	(65,951)	100,069
Accounts payable and accrued expenses	(868,661)	(27,044)
Royalties and contingent legal fees payable	(347,059)	352,333
Deferred revenue		(1,187,320)
Net cash provided by (used in) operating activities	1,363,367	(2,379,261)
Cash flows from investing activities:
Disbursements to acquire short-term investments in certificates of deposit	(2,900,000)	(5,200,000)
Proceeds from maturities of short-term investments in certificates of deposit	3,000,000	2,700,000
Purchase of property and equipment	(54,776)	(6,684)
Net cash provided by (used in) investing activities	45,224	(2,506,684)
Cash flows from financing activities:
Proceeds from issuance of convertible debentures		3,500,000
Proceeds from sale of common stock, net of expense		3,673,135
Proceeds from exercise of warrants to purchase common stock		300,009
Proceeds from exercise of employee stock options	44,635	75,875
Payments to acquire 92,232 shares of common stock and cancellation of warrants to purchase 16,000 shares of common stock	(445,253)
Payments to redeem convertible securities		(200,000)
Net cash (used in) provided by financing activities	(400,618)	7,349,019
Net increase in cash and cash equivalents	1,007,973	2,463,074
Cash and cash equivalents at beginning of year	3,361,246	898,172
Cash and cash equivalents at end of year	$ 4,369,219	3,361,246
Supplemental disclosure of non-cash investing and financing activities:
Non-cash patent acquisition		3,036,011
Common stock issued to acquire patent license		185,600
Common stock issued upon conversion of debentures		2,735,349
Fair value of debenture embedded conversion feature, at issuance		1,570,000
Relative fair value of convertible debenture warrant, at issuance		513,112
Non-cash acquisition of 20,000,000 shares of common stock		4,134,516
Common stock and preferred stock issued upon conversion of convertible debentures due November 2016		5,229,641
Cancellation of loan receivable from former affiliate		(5,000,000)
Cancellation of loan payable to former affiliate		$ 5,000,000